Revision of Prior Period Financial Statements (Tables)	6 Months Ended
Dec. 31, 2024
Revision of Prior Period Financial Statements
Schedule of effect of the revision on the consolidated statement of financial position

	June 30, 2024
	As previously
	reported	Adjustment	As Revised
	US$	US$	US$
Digital assets	21,572,603	(21,571,712)	891
Derivative contract	—	21,075,160	21,075,160
USDC	1,253,301	(1,253,301)	—
Cash and cash equivalents	1,899,343	1,867,004	3,766,347
Payable to related parties	(39,791,752)	(117,151)	(39,908,903)